Segment Information	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Group’s Chief Executive Officer (Chief Operating Decision Maker) examines internal reports to assess the Group’s performance and determine the allocation of resources. The Group’s has identified one reportable segment as a whole and cover research into Parkinsonian movement disorders, Alzheimer’s disease, Huntington disease, and other neurodegenerative disorders.